Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock Par Value	$ 0.00001	$ .00001	$ 0.00001
Common Stock Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock Shares Issued	46,585,814	44,808,731	44,518,750
Common Stock Shares Outstanding	46,585,814	44,808,731	44,518,750